INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL), Equity Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Investments [Abstract]
Carrying value	€ 39.8	€ 53.1	€ 48.9
Net profit from equity affiliates and joint ventures	€ 4.0	€ 2.9	€ 28.7
ENI Coral FLNG [Member]
Equity Investments [Abstract]
Percentage owned	50.00%	50.00%	50.00%
Carrying value	€ 2.5	€ 13.3	€ 9.1
BAPCO Sitra Refinery [Member]
Equity Investments [Abstract]
Percentage owned	36.00%	36.00%	36.00%
Carrying value	€ 0.0	€ (6.0)	€ 0.2
Novarctic [Member]
Equity Investments [Abstract]
Percentage owned	33.30%	33.30%	0.00%
Carrying value	€ 0.0	€ 0.5	€ 0.0
Other [Member]
Equity Investments [Abstract]
Carrying value	€ 37.3	€ 45.3	€ 39.6